Derivative financial instruments - Schedule of Derivative Instruments, Gain (Loss) (Details) - Interest rate contracts - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as accounting hedges:	$ (25,489)	$ (34,319)	$ (36,721)
Derivatives designated as accounting hedges:
Reclassification of amounts previously recorded within AOCI to interest expense	45,532	109,373	97,788
Net gain recognized in interest expense	$ 20,043	$ 75,054	$ 61,067